UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number     811-06096

The Torray Fund

(Exact name of registrant as specified in charter)

7501 Wisconsin Avenue, Suite 750 West

Bethesda, MD 20814-6519

(Address of principal executive offices) (Zip code)

William M Lane

Torray LLC

7501 Wisconsin Avenue, Suite 750 West

Bethesda, MD 20814-6519

(Name and address of agent for service)

Registrant’s telephone number, including area code:     301-493-4600

Date of fiscal year end:     December 31

Date of reporting period:     March 31, 2013

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

The Torray Fund

SCHEDULE OF INVESTMENTS

As of March 31, 2013 (unaudited)

Shares		Market Value

COMMON STOCK 94.51%

18.58% INDUSTRIALS
588,897	General Electric Co.	$13,615,299
194,000	Eaton Corp. PLC	11,882,500
263,146	Cintas Corp.	11,612,633
158,800	General Dynamics Corp.	11,196,988
294,100	Republic Services, Inc.	9,705,300
83,300	3M Co.	8,855,623

		66,868,343

17.52% FINANCIALS
380,500	Wells Fargo & Co.	14,074,695
141,800	Chubb Corp.	12,411,754
278,000	Loews Corp.	12,251,460
322,018	Marsh & McLennan Cos., Inc.	12,227,023
179,300	American Express Co.	12,095,578

		63,060,510

17.33% INFORMATION TECHNOLOGY
58,700	International Business Machines Corp.	12,520,710
790,100	Western Union Co. (The)	11,883,104
542,900	Cisco Systems, Inc.	11,352,039
400,000	EMC Corp.*	9,556,000
424,600	Intel Corp.	9,277,510
327,400	Hewlett-Packard Co.	7,805,216

		62,394,579

14.41% HEALTH CARE
163,224	Johnson & Johnson	13,307,653
173,800	Baxter International Inc.	12,624,832
114,600	Becton Dickinson & Co.	10,956,906
146,900	UnitedHealth Group Inc.	8,404,149
99,100	WellPoint, Inc.	6,563,393

		51,856,933

9.61% CONSUMER STAPLES
294,400	Walgreen Co.	14,036,992
385,600	Sysco Corp.	13,561,552
90,800	Procter & Gamble Co. (The)	6,997,048

		34,595,592

6.90% CONSUMER DISCRETIONARY
577,300	Gannett Co., Inc.	12,625,551
149,500	Tupperware Brands Corp.	12,220,130

		24,845,681

The Torray Fund

SCHEDULE OF INVESTMENTS

As of March 31, 2013 (unaudited)

Shares		Market Value

5.62% MATERIALS
238,400	E.I. du Pont de Nemours & Co.	$11,719,744
266,800	Dow Chemical Co. (The)	8,494,912

		20,214,656

2.41% ENERGY
425,500	Chesapeake Energy Corp.	8,684,455

2.13% TELECOMMUNICATIONS
209,400	AT&T Inc.	7,682,886

TOTAL COMMON STOCK 94.51%		340,203,635
(cost $266,824,824)

Principal Amount ($)

SHORT-TERM INVESTMENTS 5.44%
19,567,425	BNY Mellon Cash Reserve, 0.05%(1)	19,567,425
(cost $19,567,425)

TOTAL INVESTMENTS 99.95%		359,771,060
(cost $286,392,249)

OTHER ASSETS LESS LIABILITIES 0.05%		181,021

NET ASSETS 100.00%		$359,952,081

TOP 10 HOLDINGS
1	Wells Fargo & Co.	6	Gannett Co., Inc.
2	Walgreen Co.	7	Baxter International Inc.
3	General Electric Co.	8	International Business Machines Corp.
4	Sysco Corp.	9	Chubb Corp.
5	Johnson & Johnson	10	Loews Corp.

*	Non-income producing securities.
(1)	Represents current yield at March 31, 2013.

See notes to the Schedules of Investments.

The Torray Resolute Fund

SCHEDULE OF INVESTMENTS

As of March 31, 2013 (unaudited)

Shares		Market Value

COMMON STOCK 95.86%

29.45% INFORMATION TECHNOLOGY
6,680	QUALCOMM, Inc.	$447,226
955	Apple Inc.	422,712
4,716	Fiserv Inc.*	414,206
5,311	Accenture PLC, Class A	403,477
2,345	Visa, Inc., Class A	398,275
8,270	MICROS Systems, Inc.*	376,368
4,827	Amphenol Corp., Class A	360,335
9,053	Oracle Corp.	292,774
5,399	Adobe Systems, Inc.*	234,910

		3,350,283

16.55% HEALTH CARE
7,848	Vertex Pharmaceuticals Inc.*	431,483
5,608	Baxter International Inc.	407,365
7,460	Gilead Sciences, Inc.*	365,018
5,920	Roche Holding AG ADR	346,912
4,615	Varian Medical Systems, Inc.*	332,280

		1,883,058

13.87% INDUSTRIALS
7,246	Danaher Corp.	450,339
4,315	United Technologies Corp.	403,150
2,073	Precision Castparts Corp.	393,082
2,866	Cummins Inc.	331,911

		1,578,482

10.64% ENERGY
9,345	Enbridge, Inc.	434,916
3,361	EOG Resources, Inc.	430,443
2,502	Core Laboratories N.V.	345,076

		1,210,435

9.08% CONSUMER DISCRETIONARY
4,916	Tupperware Brands Corp.	401,834
5,865	Nike, Inc., Class B	346,094
5,703	Coach, Inc.	285,093

		1,033,021

7.76% FINANCIALS
5,817	American Tower Corp. REIT	447,444
2,885	Franklin Resources, Inc.	435,087

		882,531

The Torray Resolute Fund

SCHEDULE OF INVESTMENTS

As of March 31, 2013 (unaudited)

Shares		Market Value

5.03% MATERIALS
2,772	Praxair, Inc.	$309,189
3,332	Compass Minerals International, Inc.	262,895

		572,084

3.48% CONSUMER STAPLES
3,354	Colgate-Palmolive Co.	395,873

TOTAL COMMON STOCK 95.86%		10,905,767
(cost $9,389,120)

Principal Amount ($)

SHORT-TERM INVESTMENTS 3.89%
442,471	BNY Mellon Cash Reserve, 0.05%(1)	442,471
(cost $442,471)

TOTAL INVESTMENTS 99.75%		11,348,238
(cost $9,831,591)

OTHER ASSETS LESS LIABILITIES 0.25%		28,621

NET ASSETS 100.00%		$11,376,859

TOP 10 HOLDINGS
1	Danaher Corp.	6	Vertex Pharmaceuticals Inc.
2	American Tower Corp. REIT	7	EOG Resources, Inc.
3	QUALCOMM, Inc.	8	Apple Inc.
4	Franklin Resources, Inc.	9	Fiserv Inc.
5	Enbridge, Inc.	10	Baxter International Inc.

*	Non-income producing securities.
(1)	Represents current yield at March 31, 2013.
ADR	- American Depositary Receipt
REIT	- Real Estate Investment Trust

See notes to the Schedules of Investments.

The Torray Fund

NOTES TO SCHEDULES OF INVESTMENTS

March 31, 2013 (unaudited)

Securities Valuation    Portfolio securities for which market quotations are readily available are valued at market value, which is determined by using the last reported sale price, or, if no sales are reported, the last reported bid price. For NASDAQ traded securities, market value is determined on the basis of the NASDAQ Official Closing Price instead of the last reported sales price. Other assets and securities for which no quotations are readily available or for which Torray LLC (the “Advisor”) believes do not reflect market value are valued at fair value as determined in good faith by the Advisor under the supervision of the Board of Trustees (the “Board” or “Trustees”) in accordance with the Fund’s Valuation Procedures. Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

Fair Value Measurements    Various inputs are used in determining the fair value of investments which are as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to value the Fund’s net assets as of March 31, 2013 is as follows:

Valuation Inputs	Torray Fund	Torray Resolute Fund

Level 1 - Quoted Prices *	$359,771,060	$11,348,238
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-

Total Market Value of Investments	$359,771,060	$11,348,238

*    Security types and industry classifications as defined in the Schedules of Investments.

The Funds had no transfers between Level 1 and Level 2 investments during the period.

Tax Disclosure    No provision for federal income taxes is required since the Funds intend to continue to comply with all requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income and capital gains to shareholders. Federal income tax regulations differ from accounting principles generally accepted in the United States of America; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of March 31, 2013.

The following information is based upon the book basis of investment securities as of March 31, 2013:

	Torray Fund	Torray Resolute Fund
Gross unrealized appreciation	$ 85,308,798	$ 1,576,345
Gross unrealized depreciation	(11,929,987)	(59,698)

Net unrealized appreciation/depreciation	$ 73,378,811	$ 1,516,647

Aggregate book cost	$ 286,392,249	$ 9,831,591

At December 31, 2012, the Torray Fund had net capital loss carry forward for federal income tax purposes of $70,638,491 which are available to reduce future required distributions of net capital gains to shareholders through 2017. The Torray Resolute Fund had no capital loss carry forward as of December 31, 2012. Under the current tax law, capital losses realized after October 31 and prior to the Fund’s fiscal year end may be deferred and treated as occurring on the first day of the following fiscal year for tax purposes. At December 31, 2012, the Torray Fund had post-October losses of $17,463. There were no post-October losses as of December 31, 2012 for the Torray Resolute Fund.

For additional information regarding the accounting policies of the Funds, refer to the most recent financial statements in the N-CSR filing at www.sec.gov.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Torray Fund

By (Signature and Title)*     /s/ Robert E. Torray

Robert E. Torray, President

(principal executive officer)

Date     4/30/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*     /s/ Robert E. Torray

Robert E. Torray, President

(principal executive officer)

Date     4/30/13

By (Signature and Title)*     /s/ William M Lane

William M Lane, Treasurer

(principal financial officer)

Date     4/30/13

*	Print the name and title of each signing officer under his or her signature.